Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Sector

The following table presents revenue by sector for the years ended March 31, 2025 and 2024, respectively:

	Year Ended March 31,
	2025	2024	2023
Revenue
Public	$46,009,519	$48,298,181	$43,341,572
Private	—	523,438	1,213,509
Total revenue	$46,009,519	$48,821,619	$44,555,081